LOANS (Details 8) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Credit Quality Indicators
Loans	$ 538,644,000	$ 538,305,272	$ 468,654,972
Pass
Credit Quality Indicators
Loans	488,697,000	484,879,000	410,284,000
Special Mention
Credit Quality Indicators
Loans	23,116,000	20,844,000	27,653,000
Substandard
Credit Quality Indicators
Loans	10,013,000	15,278,000	13,495,000
Doubtful
Credit Quality Indicators
Loans	191,000	160,000
Commercial
Credit Quality Indicators
Loans	44,658,000	47,184,681	34,653,869
Commercial | Pass
Credit Quality Indicators
Loans	42,927,000	45,602,000	32,771,000
Commercial | Special Mention
Credit Quality Indicators
Loans	1,484,000	1,307,000	1,587,000
Commercial | Substandard
Credit Quality Indicators
Loans	247,000	275,000	296,000
Real estate construction
Credit Quality Indicators
Loans	17,208,000	16,938,022	11,176,919
Real estate construction | Pass
Credit Quality Indicators
Loans	15,820,000	15,529,000	9,660,000
Real estate construction | Special Mention
Credit Quality Indicators
Loans	1,248,000	1,267,000	1,517,000
Real estate construction | Substandard
Credit Quality Indicators
Loans	140,000	142,000
1-4 family residential
Credit Quality Indicators
Loans	193,309,000	189,458,304	194,387,543
1-4 family residential | Pass
Credit Quality Indicators
Loans	179,502,000	176,791,000	176,553,000
1-4 family residential | Special Mention
Credit Quality Indicators
Loans	6,447,000	5,439,000	10,346,000
1-4 family residential | Substandard
Credit Quality Indicators
Loans	7,169,000	7,068,000	7,489,000
1-4 family residential | Doubtful
Credit Quality Indicators
Loans	191,000	160,000
Multi-family residential
Credit Quality Indicators
Loans	33,981,000	34,415,293	16,420,429
Multi-family residential | Pass
Credit Quality Indicators
Loans	33,728,000	33,990,000	14,392,000
Multi-family residential | Special Mention
Credit Quality Indicators
Loans			1,579,000
Multi-family residential | Substandard
Credit Quality Indicators
Loans	253,000	425,000	449,000
Non-farm & non-residential
Credit Quality Indicators
Loans	166,568,000	161,821,521	126,791,109
Non-farm & non-residential | Pass
Credit Quality Indicators
Loans	159,623,000	154,857,000	120,195,000
Non-farm & non-residential | Special Mention
Credit Quality Indicators
Loans	6,154,000	5,178,000	5,327,000
Non-farm & non-residential | Substandard
Credit Quality Indicators
Loans	791,000	1,787,000	1,269,000
Agricultural
Credit Quality Indicators
Loans	66,293,000	71,344,589	68,002,303
Agricultural | Pass
Credit Quality Indicators
Loans	57,097,000	58,110,000	56,713,000
Agricultural | Special Mention
Credit Quality Indicators
Loans	7,783,000	7,653,000	7,297,000
Agricultural | Substandard
Credit Quality Indicators
Loans	1,413,000	5,581,000	3,992,000
Consumer
Credit Quality Indicators
Loans	16,508,000	16,863,459	17,064,948
Consumer | Non-performing
Credit Quality Indicators
Loans	$ 50,000	$ 6,000	$ 16,000
Minimum period past due for loans to be considered as non-performing	90 days	90 days